INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax expense [Abstract]
Schedule of loss before income tax from continuing operations

Loss before income tax consists of:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

PRC	(1,101)	(1,171)	(1,071)	(165)
BVI	(2,625)	(3,225)	(5,064)	(777)
Hong Kong	(43)	(49)	(44)	(7)

Total loss before income tax for the year from continuing operations	(3,769)	(4,445)	(6,179)	(949)
Total loss before income tax for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
	(39,945)	(23,036)	(29,996)	(4,609)

Schedule of current and deferred components of income tax expense from Continuing Operations

The current and deferred components of income tax expense on the consolidated statements of profit or loss are as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Current income tax expense	1,504	—	—	—
Deferred income tax expense	—	—	—	—
Total income tax expense for the year from continuing operations	1,504	—	—	—
Total income tax expense for the year from discontinued operations	—	—	—	—
	1,504	—	—	—

Schedule of Reconciliation of Income Taxes from Continuing Operations

A reconciliation of the income taxes computed at the PRC and Bolivian statutory tax rate of 25% to the actual income tax expense/ (benefit) is as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss before income tax for the year from continuing operations	(3,769)	(4,445)	(6,179)	(949)
Loss before income tax for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
	(39,945)	(23,036)	(29,996)	(4,609)

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax benefit	(9,986)	(5,759)	(7,499)	(1,152)
Effect of different tax rates for the Company and overseas subsidiaries	680	820	1,269	195
Effect of the deemed interest income	1,112	—	—	—
Tax losses not recognized	4,927	4,259	6,230	957
Deferred tax assets not recognized	3,407	—	—	—
Non-deductible expenses	972	680	—	—
Others	392	—	—	—

Income tax expense	1,504	—	—	—
Income tax expense from continuing operations at the effective rate	1,504	—	—	—
Income tax expense from discontinued operations at the effective rate	—	—	—	—